Taxation - Schedule of Provision for Income Tax (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Deferred expense
Federal		$ (4,343,013)
State		(575,152)
Foreign		(72,824)
Total deferred benefit	$ (1,116,093)	(4,990,989)
Income tax benefit	$ (1,115,592)	$ (4,990,989)